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                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT




--------------------------------------------------------------------------------
                            For the Six Months Ended
                                October 31, 2000

                                     [LOGO]
                                TITAN INVESTMENT
                                  ADVISORS, LLC
            ---------------------------------------------------------
                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
            9672 Pennsylvania Avenue * Upper Marlboro, Maryland 20772
                    Telephone: 301-599-7528 * 1-888-448-4826
                         Gilbert R. Giordano, President


November 10, 2000

RE: Semi-Annual Report Relative to the Six Months Ending October 31, 2000

Dear Shareholders:

Our Financial Services Fund enjoyed excellent performance during the last six months. On October 31, 2000 it closed at $21.24. The abatement of interest rate worries coupled with mergers of several of our larger holdings among the brokerages, along with strong earnings of our insurance companies and smaller regional banks have provided us with the catalyst that enabled the Fund to be up 23.56% during the six months ended October 31, 2000. In fact, from its opening on May 22, 1996 through October 31, 2000. Titan Financial's average annual total return was 22.20% as compared with 20.06% for the S&P 500. We are pleased with the article that appeared in the New York Times on October 8, 2000. In a picture that appeared in the article, my dog Titan is more photogenic than your Portfolio Manager. The Financial Editor thought it somewhat unusual that the Fund and my dog shared the name Titan, and desired to have both of us photographed together. I hope both will live up to this significant name.

On a more serious note, I desire to give you my outlook for the balance of this year, as well as the first quarter of next year. I believe that the Federal Reserve has sufficiently slowed this economy down and I do not foresee any additional increases in the interest rates. In fact, we may be fortunate enough to see a reduction of interest rates during the first quarter of next year. This certainly will help our banking sector. In addition, our investments in insurance companies have been very successful, and we maintain strong holdings in both casualty and life insurance companies. Although we have enjoyed three major mergers among the brokerages, we still feel that there are one or two mergers left in the near future. We still retain very strong positions in Bear Stearns, A.G. Edwards, and to a lesser degree Raymond James Financial. We believe the financials are the place to be, and we maintain our position of over 90% in the financial sectors.

On the other hand, we have had a very difficult time over the last six months in the Titan Growth Fund. We unfortunately began the Fund at the beginning of what has been a virtual bear market in the NASDAQ. Being overweighted in high-techs, we suffered substantially in the second and third quarters of this year. However, by moderating our position and having almost an equal weight between the old world growth stocks and the new world growth stocks, we have been able to benefit from the balance. During the past several weeks, we have been outperforming the S&P. We have taken strong positions in such oversold stocks as

                                                                               1
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Alcoa,  General  Motors,  Hughes  Electronics,  IBM, GE, and many other  similar quality growth stocks. In addition, during the past few months we have taken positions in stocks that have been bludgeoned and reduced to an oversold position by relatively minor shortcomings. Accordingly, we have taken additional positions in Home Depot and Wal-Mart, as well as new positions in Apollo, Applied Materials, Advanced Micro, World Com, and Motorola. Moreover, we have increased our position in pharmaceutical companies, such as Schering-Plough, Bristol-Myers, and Mylan Laboratories, along with positions in natural gas stocks that we believe will enjoy additional appreciation over the next year, particularly if we have a cold winter.

Although our Fund closed at $8.28 on October 31, we believe that we are positioned to enjoy a strong comeback during what we believe to be the finale of a very powerful bear market in the NASDAQ and particularly the high-techs. We continue to maintain a position of balance between growth stocks in the old world economy as well as the new world economy. Additionally, we will seek investments in "fallen angels" that have been bludgeoned and with patience will hopefully produce excellent results.

Again, I thank you for your loyalty, and I certainly hope that you will consider increasing your position in the Financial Services Fund, and take advantage of the great opportunity of investing in the Growth Fund, after a virtual bear market in the NASDAQ and profound correction in the S&P.

Very truly yours,



Gilbert R. Giordano
President


The Titan Financial Services Fund commenced operation on May 22, 1996. The Fund's total return for the one year ended October 31, 2000 was 26.20% and average annual return since inception on May 22, 1996 was 22.20%. The Titan Growth Fund commenced operation on April 4, 2000. The Fund's cumulative total return from April 4, 2000 through October 31, 2000 was -17.20%. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2
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                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS at October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
-------                                                             -----------
COMMON STOCKS: 100.0%

BANKS: 27.7%
  2,000    Astoria Financial Corp                                   $    75,000
  9,000    Bank Of America Corp.                                        432,563
  3,333    Banco Bilbao Vizcaya ADR                                      45,412
  4,500    Bank of New York Co., Inc.                                   259,031
  3,500    Banc One Corp.                                               127,750
 11,000    BB&T Corp.                                                   350,625
  2,000    Canadian Imperial Bank of Commerce                            63,500
  2,200    Cathay BanCorp, Inc.                                         108,487
  9,500    Chase Manhattan Corp.                                        432,250
  8,500    Comerica, Inc.                                               512,656
 12,400    First Regional BanCorp*                                       89,900
  4,000    First Tennessee National Corp.                                92,000
  2,000    Firstar Corp.                                                 39,375
 23,500    FleetBoston Financial Corp.                                  893,000
 16,000    Hibernia Corp. - Class A                                     191,000
  3,592    Hudson United BanCorp.                                        80,371
  7,000    Imperial BanCorp.*                                           170,187
  2,000    ITLA Capital Corp.                                            29,125
  9,000    KeyCorp                                                      222,187
 10,500    Mellon Bank Corp.                                            506,625
 10,000    North Fork BanCorp., Inc.                                    201,875
 19,000    Patriot National Bank, Inc.                                  153,187
  9,000    PNC Bank Corp.                                               601,875
 11,453    PSB BanCorp., Inc.                                            47,244
  3,400    Redwood Empire BanCorp.                                       74,800
 11,000    Southtrust Corp.                                             356,125
  9,000    Summit BanCorp.                                              337,500
  2,000    Summit Bancshares, Inc.                                       35,500
  2,000    TCF Financial Corp.                                           80,875
  2,600    Texas Regional Banchares, Inc.                                77,675
  1,500    Three Rivers BanCorp.                                         11,812
  8,000    Toronto-Dominion Bank                                        220,500
  5,000    Uniao de Bancos Brasileiros SA (Unibanco), GDR               126,250
 12,000    Union Bankshares Ltd.*                                       141,000
 11,000    Union Planters Corp.                                         371,937
  1,000    UnionBanCal Corp.                                             21,000
 11,500    US BANCORP, Inc.                                             278,156
 12,905    Wells Fargo & Co.                                            597,663
  1,000    Zions Bancorporation                                          57,437
                                                                    -----------
                                                                      8,513,455
                                                                    -----------
BIOTECHNOLOGY: 1.1%
  8,500    CryoLife, Inc.*                                              338,406
                                                                    -----------
BROKERAGE SERVICES: 41.7%
 14,600    Ameritrade Holding Corp. - Class A*                          213,525
  2,000    Associates First Capital Corp. - Class A                      74,250
 24,200    Bear Stearns Companies*                                    1,467,125
  6,000    Blackrock, Inc.                                              255,750
 11,000    Charles Schwab Corp.                                         386,375
 23,833    Citigroup, Inc.                                            1,254,212
 21,500    Donaldson, Lufkin & Jenrette, Inc.                         1,930,969
  3,000    Donaldson, Lufkin & Jenrette, Inc.                            15,188
 15,500    Edwards (A.G.), Inc.                                         786,625
  6,500    E*TRADE Group, Inc.*                                          94,656
  4,000    Franklin Resources, Inc.                                     171,360
  5,000    Household International, Inc.                                251,563
  9,466    Legg Mason, Inc. (a)                                         491,640
 23,200    Lehman Brothers Holdings, Inc. (a)                         1,496,400
 10,500    Merrill Lynch & Co., Inc.                                    735,000
  2,000    Morgan Keegan, Inc.                                           39,875
 11,600    Morgan Stanley Dean Witter & Co. (a)                         931,625
  4,000    National Discount Brokers Group, Inc.                        194,750
 15,450    Paine Webber Group, Inc.                                   1,100,812
  9,000    Raymond James Financial, Inc.                                304,312
  8,000    Southwest Securities Group, Inc.                             226,000
 13,000    TD Waterhouse Group, Inc.                                    215,313
  3,000    T. Rowe Price Associates, Inc.                               140,438
  3,000    Tucker Anthony Sutro Corp.                                    69,375
                                                                    -----------
                                                                     12,847,138
                                                                    -----------
BUILDING AND CONSTRUCTION: 0.1%
  2,180    D.R. Horton, Inc.                                             40,330
                                                                    -----------
COMMERCIAL BANKS: 0.1%
  2,000    Banknorth Group, Inc.                                         36,250
                                                                    -----------

3
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                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS at October 31, 2000 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
-------                                                             -----------
COMPUTERS - SERVICES: 0.2%
  3,000    Ceridian Corp.*                                          $    75,000
                                                                    -----------
COMPUTER SOFTWARE: 0.7%
  4,500    First Data Corp.                                             225,562
                                                                    -----------
DISTRIBUTION/WHOLESALE: 0.2%
  3,000    Advanced Marketing Services, Inc.                             54,000
                                                                    -----------
ELECTRIC PRODUCTS: 0.1%
  2,000    American Power Conversion*                                    25,875
                                                                    -----------
ENERGY: 0.4%
  1,820    Anadarko Petroleum Corp.                                     116,571
                                                                    -----------
FINANCE: 0.1%
  2,000    Doral Financial Group                                         35,750
                                                                    -----------
FINANCIAL: 0.3%
  5,000    Westcorp, Inc.                                                77,500
                                                                    -----------
FINANCIAL GUARANTEE INSURANCE: 0.6%
  2,500    MGIC Investment Corp.                                        170,313
                                                                    -----------
FINANCIAL SERVICES: 4.9%
 10,000    Advest Group, Inc.                                           323,750
  2,500    Allmerica Financial Corp.                                    157,656
  3,000    American Express Co.                                         180,000
  1,500    Federated Investors, Inc. - Class B                           43,688
  3,000    Heller Financial, Inc.                                        87,750
  3,000    Jefferies Group, Inc.                                         81,750
  6,000    Knight Trading Group, Inc.                                   179,625
  5,000    Labranche & Co., Inc.                                        198,125
  5,000    Metris Companies, Inc.                                       161,875
  1,000    Neuberger Berman, Inc.                                        65,750
  1,000    Stilwell Financial, Inc.                                      44,813
                                                                    -----------
                                                                      1,524,782
                                                                    -----------
INSURANCE: 11.5%
 16,000    Allstate Corp.                                               644,000
  2,000    CNA Financial Corp.*                                          73,000
 15,900    Fidelity National Financial, Inc.                            390,544
  3,000    First American Financial Corp.                                62,813
  9,000    John Hancock Financial Services*                             280,125
  4,000    Lincoln National Corp.                                       193,500
 15,000    MetLife, Inc.*                                               414,375
  7,000    Mony Group, Inc.                                             287,875
  7,000    Nationwide Financial Services, Inc.                          340,375
  3,000    Protective Life Corp.                                         69,375
  2,000    Renaissance RE Holdings, Ltd.                                145,125
  4,000    Safeco Corp.                                                  96,750
  9,000    Sun Life Financial Services Canada                           184,500
 13,000    Unumprovident Corp.                                          367,250
                                                                    -----------
                                                                      3,549,607
                                                                    -----------
INSURANCE - LIFE: 1.5%
  8,500    AXA Financial, Inc.                                          459,531
                                                                    -----------
INSURANCE - LIFE/HEALTH: 0.2%
    500    Jefferson-Pilot Corp.                                         34,375
  1,000    Torchmark Corp.                                               33,313
                                                                    -----------
                                                                         67,688
                                                                    -----------
INSURANCE - MULTILINE: 0.2%
  1,000    Hartford Financial Services Group, Inc.                       74,438
                                                                    -----------
INSURANCE - PROPERTY/CASUALTY: 0.4%
  1,000    FPIC Insurance Group                                          13,813
                                                                    -----------
INVESTMENT MANAGEMENT: 0.1%
  1,000    The Technology Select Sector SPDR                             43,719
                                                                    -----------
OTHER: 0.1%
    500    Nasdaq-100 Shares                                             40,906
                                                                    -----------
PHARMACEUTICALS: 0.3%
  2,000    Schering-Plough Corp.                                        103,375
                                                                    -----------
RENTAL/LEASING COMPANIES: 0.2%
  2,000    Avis Group Holdings, Inc.                                     59,750
                                                                    -----------
RETAIL: 1.3%
  6,000    BJ's Wholesale Club, Inc.*                                   197,625
  3,000    Home Depot, Inc.                                             129,000
  9,000    Topps Co.*                                                    81,281
                                                                    -----------
                                                                        407,906
                                                                    -----------
THRIFT AND SAVINGS/SAVINGS BANKS: 4.8%
  2,000    Cohoes Bancorp                                                33,375
  2,000    Corus Bankshares, Inc.                                        79,375

4
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                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS at October 31, 2000 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
-------                                                             -----------

 12,000    Dime BanCorp, Inc.                                       $   293,250
    500    First Federal of East Hartford                                15,250
  2,000    Firstfed Financial Corp.                                      51,000
  6,000    Golden State BanCorp, Inc.*                                  156,750
  6,500    Haven BanCorp., Inc.                                         186,063
  2,000    MAF Bancorp, Inc.                                             48,000
  1,500    Richmond County Financial Corp.                               35,250
 13,000    Washington Mutual, Inc.                                      572,000
                                                                    -----------
                                                                      1,470,313
                                                                    -----------
SUPER - REGIONAL BANKS: 0.1%
  2,000    National City Corp.                                           42,750
                                                                    -----------
TELECOMMUNICATIONS: 0.2%
  2,000    Oracle Corp.*                                                 66,000
                                                                    -----------
TELECOMMUNICATIONS - EQUIPMENT & SERVICES: 0.8%
  3,500    Nortel Network Corp. (a)                                     159,250
  2,000    Qwest Communications International, Inc.*                     97,250
                                                                    -----------
                                                                        256,500
                                                                    -----------
TRANSPORTATION - SERVICES: 0.1%
  2,000    Norfolk Southern Corp.                                        28,250
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $20,597,143)                                                 30,765,478
                                                                    -----------

CONTRACTS                                                              VALUE
---------                                                           -----------
LONG EQUITY OPTIONS: 0.6%
           COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
     20    Allstate Corp. CALL/Jan/$25.00                                31,000
     50    Banc One Corp. CALL/Nov/$35.00                                10,000
     20    Bank of America Corp. CALL/Jan/$47.50                          7,875
     20    Edwards (A.G.), Inc. CALL/Nov/$40.00                          22,000
     20    First Data Corp. CALL/Nov/$35.00                              30,500
     20    Fleet Boston Corp. CALL/Jan/$20.00                            16,625
     10    General Electric CALL/Jan/$40.00                              15,625
     18    Mellon Bank CALL/Dec/$40.00                                   16,762
     20    North Fork Bancorp, Inc. CALL/Nov/$17.50                       5,625
     20    Zions Bancorporation CALL/Nov/$40.00                          35,500
                                                                    -----------
TOTAL LONG EQUITY OPTIONS
  (cost $151,005)                                                       191,512
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $20,748,148+): 100.6%                                        30,956,990
Liabilities in excess of Other Assets: (0.6%)                          (186,764)
                                                                    -----------
NET ASSETS: 100.0%                                                  $30,770,226
                                                                    ===========

+ At October 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

     Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $10,401,351
     Gross unrealized depreciation                                     (192,509)
                                                                    -----------
     Net unrealized appreciation                                    $10,208,842
                                                                    ===========

*    Non-income producing security.

(a) Security object to call option.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

See accompanying Notes to Financial Statements.

                                                                               5
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                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

   CONTRACTS
SUBJECT TO CALL   COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE         VALUE
---------------   --------------------------------------------      -----------
      20          Legg Mason/Feb/50.00                              $   (13,000)
      20          Lehman Brothers Holdings, Inc./Jan/62.50              (18,250)
      40          Lehman Brothers Holdings, Inc./Jan/70.00               (8,750)
      40          Lehman Brothers Holdings, Inc./Jan/75.00              (15,500)
      60          Lehman Brothers Holdings, Inc./Nov/75.00               (5,625)
      20          Morgan Stanley Dean Witter & Co./Nov/100.00              (437)
      20          Morgan Stanley Dean Witter & Co./Nov/90.00             (1,813)
      20          Nortel Networks Corp./Dec/65.00                        (1,375)
                                                                    -----------
                  TOTAL CALL OPTIONS WRITTEN
                    (premiums received $119,744)                    $   (64,750)
                                                                    ===========

See accompanying Notes to Financial Statements.

6
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                                TITAN GROWTH FUND

SCHEDULE OF INVESTMENTS at October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
-------                                                             -----------
COMMON STOCKS: 98.5%

AUTOMANUFACTURERS: 6.1%
    900    General Motors Corp.                                     $    55,912
  2,274    General Motors Corp. - Class H*                               73,678
    500    Navistar International Corp.                                  16,531
                                                                    -----------
                                                                        146,121
                                                                    -----------
BANKS: 0.9%
    500    Chase Manhattan Corp.                                         22,750
                                                                    -----------
BROKERAGE SERVICE: 1.2%
  1,000    Southwest Securities Group, Inc.                              28,250
                                                                    -----------
BUILDING AND CONSTRUCTION: 0.8%
    500    Centex Corp.                                                  18,500
                                                                    -----------
COMMERCIAL SERVICES: 7.4%
  3,500    Cendant Corp.*                                                42,000
  2,500    Concord EFS, Inc.*                                           103,281
  2,000    Nova Corp.*                                                   31,375
                                                                    -----------
                                                                        176,656
                                                                    -----------
COMMUNICATIONS - TECHNOLOGY: 1.4%
  1,800    Metromedia Fiber Network, Inc.* (a)                           34,200
                                                                    -----------
COMPUTERS - INTEGRATED SYSTEMS: 2.1%
    400    Compaq Computer Corp.                                         12,164
    800    Electronic Data Systems Corp.                                 37,550
                                                                    -----------
                                                                         49,714
                                                                    -----------
COMPUTERS - MICRO: 1.2%
    500    Dell Computer Corp.*                                          14,750
    150    International Business Machines Corp.                         14,775
                                                                    -----------
                                                                         29,525
                                                                    -----------
COMPUTERS - NETWORKING PRODUCTS: 1.6%
    700    Cisco Systems, Inc.*                                          37,712
                                                                    -----------
COMPUTERS - SERVICES: 0.5%
    500    Mentor Graphics Corp.*                                        11,719
                                                                    -----------
COMPUTERS SOFTWARE: 7.7%
  1,000    America Online, Inc.*                                         50,430
  1,200    Microsoft Corp.*                                              82,650
  1,000    National Data Corp.                                           38,125
  1,500    Novell, Inc.*                                                 13,500
                                                                    -----------
                                                                        184,705
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 2.2%
  1,000    Citigroup, Inc.                                               52,625
                                                                    -----------
ELECTRIC - INTEGRATED: 2.5%
  1,000    Dominion Resources Inc./Va                                    59,562
                                                                    -----------
ELECTRIC PRODUCTS: 0.5%
  1,000    American Power Conversion*                                    12,937
                                                                    -----------
ENERGY - PIPELINE: 1.9%
    600    Coastal Corp.                                                 45,262
                                                                    -----------
ENERGY SOURCES: 1.1%
  1,500    CONSOL Energy, Inc.                                           25,406
                                                                    -----------
FINANCE - MORTGAGE LOAN/BANKER: 2.4%
  2,250    Adams Express Co.                                             56,250
                                                                    -----------
HEALTHCARE - SERVICES: 4.3%
  2,600    CryoLife, Inc.*                                              103,512
                                                                    -----------
INVESTMENT MANAGEMENT: 1.9%
    300    The Technology Select Sector SPDR                             13,116
  1,000    H&Q Healthcare Investors Fund                                 33,125
                                                                    -----------
                                                                         46,241
                                                                    -----------
MACHINERY - GENERAL: 3.5%
  1,000    Ingersoll-Rand Co.                                            37,750
    800    Tyco International Ltd.                                       45,350
                                                                    -----------
                                                                         83,100
                                                                    -----------
METAL - ALUMINUM: 1.4%
  1,200    Alcoa, Inc.                                                   34,425
                                                                    -----------
MISCELLANEOUS: 0.6%
  1,000    Ocean Energy, Inc.*                                           13,875
                                                                    -----------
OIL & GAS PRODUCERS: 1.5%
  1,000    Burlington Resources, Inc.                                    36,000
                                                                    -----------
OTHER: 1.7%
    500    Nasdaq-100 Shares                                             40,906
                                                                    -----------
PAPER AND RELATED PRODUCTS: 2.3%
  1,500    International Paper Co.                                       54,938
                                                                    -----------
7

                                TITAN GROWTH FUND

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
-------                                                             -----------
PHARMACEUTICALS: 5.4%
    800    Bristol-Myers Squibb Co.                                 $    48,750
  1,000    Mylan Laboratories, Inc.                                      28,000
  1,000    Schering-Plough Corp.                                         51,687
                                                                    -----------
                                                                        128,437
                                                                    -----------
RETAIL: 5.2%
  1,000    BJ's Wholesale Club, Inc.*                                    32,938
  1,250    Home Depot, Inc.                                              53,750
    500    Wal-Mart Stores, Inc.                                         22,688
  2,500    Wild Oats Markets, Inc.*                                      15,781
                                                                    -----------
                                                                        125,157
                                                                    -----------
RETAIL - DEPARTMENT STORES: 0.7%
    650    Target Corp.                                                  17,956
                                                                    -----------
SCHOOLS: 0.3%
    200    Apollo Group, Inc. - Class A*                                  7,825
                                                                    -----------
SEMICONDUCTORS: 10.5%
  1,500    Advanced Micro Devices, Inc.*                                 33,938
    400    Alliance Semiconductor Corp.*                                  8,000
  1,300    Applied Materials, Inc.*                                      69,063
    600    Intel Corp.                                                   27,000
    500    Lam Research Corp.                                             9,688
  1,000    LSI Logic Corp.*                                              32,875
  1,000    National Semiconductor Corp.                                  26,000
  1,100    Novellus Systems, Inc.* (a)                                   45,031
                                                                    -----------
                                                                        251,595
                                                                    -----------
TELECOMMUNICATIONS: 17.7%
  1,000    Global Crossing Ltd.*                                         23,625
  2,900    Motorola, Inc.                                                72,319
  2,700    Oracle Corp.*                                                 89,100
    600    Tellabs, Inc.*                                                29,963
  1,200    Nortel Network Corp. (a)                                      54,600
  2,000    Qwest Communications International, Inc.*                     97,250
  1,000    SBC Communications, Inc.                                      57,688
                                                                    -----------
                                                                        424,545
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $2,397,067)                                                   2,360,406
                                                                    -----------

CONTRACTS                                                              VALUE
---------                                                           -----------
LONG EQUITY OPTIONS: 2.2%
           COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
     10    America Online, Inc. CALL/Nov/40.00                      $    10,500
     20    America Online, Inc. CALL/Nov/50.00                            5,200
     10    Corning, Inc. CALL/Jan/70.00                                  15,500
     10    General Electric CALL/Jan/45.00                               11,250
      7    Novellus Systems, Inc. CALL/Nov/35.00                          4,856
     10    WorldCom, Inc. CALL/Jan/20.00                                  5,250

TOTAL LONG EQUITY OPTIONS
  (cost $68,713)                                                         52,556

TOTAL INVESTMENTS IN SECURITIES
  (cost $2,465,780+): 100.7%                                          2,412,962

Liabilities in excess of Other Assets: (0.7)%                           (15,880)

NET ASSETS: 100.0%                                                  $ 2,397,082

+ At October 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

     Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   232,136
     Gross unrealized depreciation                                     (284,954)
                                                                    -----------
     Net unrealized depreciation                                    $   (52,818)
                                                                    ===========

*    Non-income producing security.

(a) Security subject to call option.

                           TITAN GROWTH SERVICES FUND

SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

   CONTRACTS
SUBJECT TO CALL   COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE         VALUE
---------------   --------------------------------------------      -----------
      10          Metromedia Fiber Ntk/Jan/25.00                    $    (2,250)
       7          Nortel Network Corp./Jan/50.00                         (3,281)
       5          Novellus Systems, Inc./Nov/40.00                       (1,938)
                                                                    -----------
                  TOTAL CALL OPTIONS WRITTEN
                    (premiums received $8,066)                      $    (7,469)
                                                                    ===========

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              FINANCIAL
                                                              SERVICES         GROWTH
                                                                 FUND           FUND
                                                             ------------    ------------
ASSETS
  Investments in securities, at value
    (cost $20,748,148 and $2,465,780, respectively) ......   $ 30,956,990    $  2,412,962
  Cash ...................................................         92,122           4,730
  Receivables:
    Due from advisor .....................................             --          10,731
    Securities sold ......................................        125,089           7,305
    Dividends ............................................         28,355             450
    Fund shares sold .....................................         12,153              --
    Prepaid Expenses .....................................             --             228
                                                             ------------    ------------
      Total assets .......................................     31,214,709       2,436,406
                                                             ------------    ------------

LIABILITIES
  Payables:
    Call options written, at value (premium received
      $119,744 and $8,066, respectively) .................         64,750           7,469
    Securities purchased .................................        174,505          13,050
    Fund shares redeemed .................................         88,500              --
    Due to advisor .......................................         49,520              --
    Distribution fees ....................................          6,252             472
    Administration fees ..................................          5,500           2,787
  Accrued expenses .......................................         55,456          15,546
                                                             ------------    ------------
      Total liabilities ..................................        444,483          39,324
                                                             ------------    ------------
  NET ASSETS .............................................   $ 30,770,226    $  2,397,082
                                                             ============    ============
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($30,770,226/1,448,490 and $2,397,082/289,674)
    shares outstanding; unlimited number of shares
    authorized without par value) ........................   $      21.24    $       8.28
                                                             ============    ============

COMPONENTS OF NET ASSETS
  Paid-in capital ........................................   $ 20,800,210    $  2,774,783
  Accumulated net investment loss ........................       (141,683)        (18,967)
  Accumulated net realized loss on investments ...........       (151,686)       (306,513)
  Net unrealized appreciation (depreciation)
    on investments .......................................     10,263,385         (52,221)
      Net assets .........................................   $ 30,770,226    $  2,397,082
                                                             ============    ============

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     FINANCIAL
                                                      SERVICES        GROWTH
                                                        FUND           FUND*
                                                     -----------    -----------
INVESTMENT INCOME
  Income
    Dividends ....................................   $   206,874    $     7,371
    Interest .....................................         1,788            269
                                                     -----------    -----------
      Total income ...............................       208,662          7,640
                                                     -----------    -----------
  Expenses
    Advisory fees ................................       138,666         11,425
    Custody fees .................................        56,608         10,054
    Distribution fees ............................        34,666          2,856
    Administration fees ..........................        27,733         15,082
    Registration fees ............................        24,110          1,609
    Transfer agent fees ..........................        18,271         10,054
    Fund accounting fees .........................        13,056         10,054
    Reports to shareholders ......................        12,110          2,011
    Audit fees ...................................        11,439             --
    Trustee fees .................................         5,099          2,513
    Miscellaneous ................................         4,989          1,257
    Legal fees ...................................         2,216          1,509
    Insurance expense ............................         1,382          1,005
                                                     -----------    -----------
      Total expenses .............................       350,345         69,429
                                                     -----------    -----------
      Less: fees waived and expenses absorbed ....            --        (43,723)
                                                     -----------    -----------
      Net expenses ...............................       350,345         25,706
                                                     -----------    -----------
        NET INVESTMENT LOSS ......................      (141,683)       (18,066)
                                                     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...............      (195,604)      (236,703)
  Net unrealized appreciation
    (depreciation) on investments ................     6,053,234        (50,180)
                                                     -----------    -----------
    Net realized and unrealized gain
      (loss) on investments ......................     5,857,630       (286,883)
                                                     -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $ 5,715,947    $  (304,949)
                                                     ===========    ===========

* Commenced operations on April 4, 2000.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED     YEAR ENDED
                                               OCTOBER 31, 2000#  APRIL 30, 2000
                                                 ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .........................  $   (141,683)     $   (251,633)
  Net realized gain (loss) on investments .....      (195,604)        3,132,563
  Net unrealized appreciation (depreciation)
    on investments ............................     6,053,234        (4,516,701)
                                                 ------------      ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...............     5,715,947        (1,635,771)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from net
    change in outstanding shares (a) ..........      (837,788)       (3,262,800)
                                                 ------------      ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ...     4,878,159        (4,898,571)

NET ASSETS
  Beginning of period .........................    25,892,067        30,790,638
                                                 ------------      ------------
  END OF PERIOD ...............................  $ 30,770,226      $ 25,892,067
                                                 ============      ============

(a) A summary of capital share transactions is as follows:

                             SIX MONTHS ENDED                YEAR ENDED
                           OCTOBER 31, 2000 #              APRIL 30, 2000
                       --------------------------    --------------------------
                         Shares          Value         Shares          Value
                       -----------    -----------    -----------    -----------
Shares sold ........       115,140    $ 2,370,847        307,480    $ 5,345,002
Shares redeemed ....      (173,255)    (3,208,635)      (510,779)    (8,607,802)
                       -----------    -----------    -----------    -----------
Net decrease .......       (58,115)   $  (837,788)      (203,299)   $(3,262,800)
                       ===========    ===========    ===========    ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                                TITAN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  APRIL 4, 2000*
                                               SIX MONTHS ENDED      THROUGH
                                               OCTOBER 31, 2000#  APRIL 30, 2000
                                                 ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .........................  $   (18,066)      $       (901)
  Net realized loss on investments ............     (236,703)           (69,810)
  Net unrealized depreciation on investments ..      (50,180)            (2,041)
                                                 ------------      ------------
    NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .........................     (304,949)           (72,752)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares (a) ..........      621,684          2,153,099
                                                 ------------      ------------
    TOTAL INCREASE IN NET ASSETS ..............      316,735          2,080,347

NET ASSETS
  Beginning of period .........................    2,080,347                 --
                                                 ------------      ------------
  END OF PERIOD ...............................  $ 2,397,082       $  2,080,347
                                                 ===========       ============

(a) A summary of capital share transactions is as follows:

                                                          APRIL 4, 2000*
                            SIX MONTHS ENDED                 THROUGH
                           OCTOBER 31, 2000 #             APRIL 30, 2000
                       --------------------------    --------------------------
                         Shares          Value         Shares         Value
                       -----------    -----------    -----------    -----------
Shares sold                 71,042    $   621,684        218,632    $ 2,153,099
                       -----------    -----------    -----------    -----------
Net increase                71,042    $   621,684        218,632    $ 2,153,099
                       ===========    ===========    ===========    ===========

# Unaudited.
* Commencement of operations.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                         SIX MONTHS                                    MAY 22, 1996*
                                           ENDED            YEAR ENDED APRIL 30,          THROUGH
                                         OCTOBER 31,   -------------------------------    APRIL 30,
                                            2000#       2000        1999        1998        1997
                                           -------     -------     -------     -------     -------
Net asset value, beginning of
  period ...............................   $ 17.19     $ 18.01     $ 19.61     $ 12.60     $ 10.00
                                           -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........     (0.10)      (0.17)      (0.10)      (0.06)       0.04
  Net realized and unrealized
    gain (loss) on investments .........      4.15       (0.65)      (0.31)       7.93        2.62
                                           -------     -------     -------     -------     -------
  Total from investment operations .....      4.05       (0.82)      (0.41)       7.87        2.66
                                           -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  From net investment income ...........        --          --          --          --       (0.06)
  From net realized gain ...............        --          --       (1.19)      (0.86)         --
                                           -------     -------     -------     -------     -------
  Total distributions ..................        --          --       (1.19)      (0.86)      (0.06)
                                           -------     -------     -------     -------     -------
  Net asset value, end of period .......   $ 21.24     $ 17.19     $ 18.01     $ 19.61     $ 12.60
                                           =======     =======     =======     =======     =======
  Total return .........................     23.56%      (4.55%)     (0.15%)     63.47%      26.67%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions) .........................   $  30.8     $  25.9     $  30.8     $  33.1     $   7.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed or recouped ......      2.52%+      2.14%       2.06%       2.10%       3.14%+
  After fees waived and
    expenses absorbed or recouped ......      2.52%+      2.14%       2.06%       2.27%       2.49%+

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed or recouped ......     (1.02%)+    (0.91%)     (0.62%)     (0.44%)     (0.33%)+
  After fees waived and
    expenses absorbed or recouped ......     (1.02%)+    (0.91%)     (0.62%)     (0.61%)      0.33%+


  Portfolio turnover rate ..............     37.84%     180.47%     205.86%     107.12%      97.84%

* Commencement of operations.
+ Annualized.
# Unaudited.

See accompanying Notes to Financial Statements.

                                TITAN GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                  APRIL 4, 2000*
                                               SIX MONTHS ENDED      THROUGH
                                               OCTOBER 31, 2000#  APRIL 30, 2000
                                               -----------------  --------------
Net asset value, beginning of period ..........     $  9.52          $ 10.00
                                                    -------          -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .........................       (0.06)         (0.00)^
  Net realized and unrealized loss
    on investments ............................       (1.18)           (0.48)
                                                    -------          -------
  Total from investment operations ............       (1.24)           (0.48)
                                                    -------          -------
  Net asset value, end of period ..............     $  8.28          $  9.52
                                                    =======          =======

  Total return ................................      (13.03%)          (4.80%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ........     $   2.4          $   2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....        6.07%+           7.75%+
  After fees waived and expenses absorbed .....        2.25%+           2.11%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....       (5.40%)+         (6.43%)+
  After fees waived and expenses absorbed .....       (1.58%)+         (0.79%)+
  Portfolio turnover rate .....................      122.71%++         20.69%++

*  Commencement of operations.
#  Unaudited.
+  Annualized.
++ Not Annualized
^  Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Titan Financial Services Fund (the "Financial Services Fund") and the Titan Growth Fund (the "Growth Fund"), collectively, the "Funds", are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Financial Services Fund, whose primary objective is capital appreciation and secondary objective is moderate income, began operations on May 22, 1996 and the Growth Fund, whose objective is long-term capital growth, began operations on April 4, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nas-daq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities; are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

          At October 31, 2000, the Growth Fund has a capital loss carryforward of approximately $236,703 expiring April 30, 2008, available to offset future gains, if any.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                   TITAN FUNDS

--------------------------------------------------------------------------------

     D. OPTIONS CONTRACTS. The Funds may purchase a call option on securities and indices. As the holder of a call option, the Funds have the right to purchase the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call.

          The Funds may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Funds as writers of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended April 30, 2000, the Financial Services Fund decreased paid in capital by $251,633 due to the Fund experiencing a net investment loss. For the period ended April 30, 2000, the Growth Fund decreased paid-in-capital by $901 due to the Fund experiencing a net investment loss. Net assets were not affected by these changes.

                                   TITAN FUNDS

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

     Titan Investment Advisors, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended October 31, 2000, the Financial Services Fund and Growth Fund incurred $138,666 and $11,425 in advisory fees, respectively.

     The Growth Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses, for an indefinite period, by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.25%. In the case of the Fund's initial period of operations, any fee waived or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended October 31, 2000, the Advisor waived fees of $11,425 and absorbed expenses of $32,298. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million        $30,000
     $15 to $50 million       0.20% of average daily net assets
     $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
     Over $150 million        0.05% of average daily net assets

     For the six months ended October 31, 2000, the Financial Services Fund and Growth Fund incurred $27,733 and $15,082, respectively, in Administration fees.

                                   TITAN FUNDS

--------------------------------------------------------------------------------

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     Each Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended October 31, 2000, the Financial Services Fund and Growth Fund paid to the Advisor, as Distribution Coordinator, $34,666 and $2,856, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, excluding short-term investments for the periods ended October 31, 2000, were as follows:

                                              Purchases          Sales
                                             -----------      ------------
     Financial Services Fund                 $10,412,082      $ 11,442,551
     Growth Fund                             $ 3,456,914      $  2,750,788

   The activity in call options written during the six months ended October 31, 2000 for the Financial Services Fund and Growth Fund are summarized as follows:

                              Financial Services Fund                Growth Fund
                            -----------------------------    -----------------------------
                            Contracts  Amount of Premiums    Contracts  Amount of Premiums
                            ---------  ------------------    ---------  ------------------
Options outstanding,
  beginning of period         (435)        $(230,064)           (60)        $ (22,349)
Options written              (1460)         (656,385)          (462)         (196,010)
Options closed                1250           589,868            425           179,809
Options exercised               45            13,776              4             2,246
Options expired                360           163,061             71            28,238
Options outstanding at
  October 31, 2000            (240)        $(119,744)           (22)        $  (8,066)
Unrealized appreciation
  at October 31, 2000                      $  54,994                        $     597
Market value of options
  at October 31, 2000                      $  64,750                        $  (7,469)
                                           =========                        =========

                                   TITAN FUNDS

--------------------------------------------------------------------------------

NOTE 6 - REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

     If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

                                     ADVISOR
                         TITAN INVESTMENT ADVISORS, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   DISTRIBUTOR
                          FIRST FUND DISTRIBUTORS, INC.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              COUNSEL TO THE TRUST
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.